Disposition of Point Cattle (Tables)	12 Months Ended
Dec. 31, 2022
Disposition of Point Cattle [Abstract]
Schedule of net loss from discontinued operations
	For the Years Ended December 31,
	2022	2021	2020
Discontinued Operations
Turnover	$-	$-	$-
Operating expenses	-	-	-
Other income, net	-	-	-
Income tax expenses	-	-	-
Impairment of net assets	-	-	(3,734,498)
Net gain from discontinued operations	-	-	(100,185)
Net loss from discontinued operations	$-	$-	$(3,834,683)